Leases-Summary of Supplemental consolidated balance sheet information related to leases (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Finance Lease [Abstract]
Current portion of long-term debt	¥ 7,382	¥ 9,240
Long-term debt	43,684	29,843
Total	¥ 51,066	¥ 39,083
Weighted average remaining lease term
Operating leases	8 years 29 days	8 years 7 months 9 days
Finance leases	16 years 10 months 6 days	9 years 10 months 28 days
Weighted average discount rate
Operating leases	2.119%	2.338%
Finance leases	1.776%	3.147%